Financial instruments (Details 9) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Long-term bank borrowings	$ 68,870	$ 0
Short-term bank borrowings	0	163,568
Current portion of long-term loans	300	0
Short-term borrowings and current portion of long-term borrowings	69,170	163,568
Total bank borrowings	$ 69,170	$ 163,568